Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand

(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	(h)	(% of principal balance) (i)

Rosy Blue Carat S.A. CIK 0001765123	X	Rosy Blue N.V.	$ 194,139,734.04	$ 194,139,734.04	100%	$ 3,054,568.13	$ 194,139,734.04	2%

Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected

(#) (j)	(k)	(% of principal balance) (l)	(#) (m)	(n)	(% of principal balance) (o)	(#) (p)	(q)	(% of principal balance) (r)	(#) (s)	(t)	(% of principal balance) (u)	(#) (v)	(w)	(% of principal balance) (x)

$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%

*Please note that with respect to the Assets That Were Subject of Demand, no assets were repurchased owing to a breach of any representations or warranties by the Originator.